EMPLOYEE COSTS AND PURCHASE OF GOODS AND SERVICES (Tables)	12 Months Ended
Dec. 31, 2020
EMPLOYEE COSTS AND PURCHASE OF GOODS AND SERVICES
Schedule of employee costs and purchase of goods and services

	2020	2019	2018
Employee costs	$595.5	$605.2	$582.2
Less employee costs capitalized to property, plant and equipment and intangible assets	(191.7)	(206.6)	(197.0)
	403.8	398.6	385.2
Purchase of goods and services:
Royalties and rights	403.9	397.8	427.2
Cost of retail product	444.6	368.6	335.7
Subcontracting costs	148.8	102.4	99.3
Marketing and distribution expenses	56.0	68.6	62.6
Other	301.0	337.3	352.1
	1,354.3	1,274.7	1,276.9
	$1,758.1	$1,673.3	$1,662.1